Associated companies (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Net income statement effect	$ 6,438	$ 1,108	$ 703
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Novartis share of current year consolidated net income	799	669	678
Prior year adjustment	(125)	(67)	(68)
Amortization of fair value adjustments relating to intangible assets	(148)	(146)	(146)
Net income statement effect	526	456	464
Amortization of fair value adjustments relating to intangible assets tax	40	42	42
GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of associates [line items]
Novartis share of current year consolidated net income	119	589	268
Prior year adjustment	4	47	(22)
Amortization of fair value adjustments relating to intangible assets	(3)	(7)	(12)
Gain on divestment	5,790
Net income statement effect	5,910	629	234
Amortization of fair value adjustments relating to intangible assets tax	$ 1	$ 1	$ 2